Financial assets and liabilities - Carrying amount and undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities
Borrowings	$ 7,879	$ 8,308
Undrawn amount	640	814
Not later than one year
Financial assets and liabilities
Borrowings	118	2
Undrawn amount	1	1
Expiring beyond one year
Financial assets and liabilities
Undrawn amount	639	813
Euro
Financial assets and liabilities
Borrowings	2,221	2,319
U.S. dollar
Financial assets and liabilities
Borrowings	5,149	5,452
British pounds
Financial assets and liabilities
Borrowings	$ 509	$ 537